Cassidy & Associates
                         Attorneys at Law
                        215 Apolena Avenue
                 Newport Beach, California 92662
                            ----------
                    Email:  CassidyLaw@aol.com
     Telephone: 202/387-5400                      Fax: 949/673-4525


               September 20, 2011

Jeffrey Riedler
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  BioPharma Manufacturing Solutions Inc.
               formerly Beachwood Acquisition Corporation
               Form 8-K/A
               File No. 000-54423

Mr. Riedler:

     Attached for filing with the Securities and Exchange Commission in response to the Commission's letter of September 12, 2011,is the BioPharma Manufacturing Solutions Inc. (formerly Beachwood Acquisition Corporation) Form 8-K/A.

     The following responses address the comments of the reviewing staff of the Commission as set forth in its comment letter.

Item 5.01

     1.   The disclosure has been added as paragraph #3 in Item 5.01.

     2. There was no written Securities Purchase Agreement and the change of control was effected through action and consents by the Board of Directors and shareholders.

Item 5.02

     3. The disclosure has been revised to include Mr. Riccio's business experience and principal occupation for the past five years.


                              Sincerely,


                              Lee W. Cassidy